Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [abstract]
Capital commitments
	As at 31 December
	2017	2016

Contracted but not provided	16,985,439	18,603,559

Total future minimum lease payments under non-cancelable operating leases
	As at 31 December
	2017	2016

Land and buildings
- not later than 1 year	196,870	181,441
- later than 1 year and not later than 2 years	118,272	144,088
- later than 2 years and not later than 5 years	143,628	133,984
- later than 5 years	1,028,014	970,896

Total	1,486,784	1,430,409

Fuel purchase commitments
As at 31 December 2017
	Periods	Purchase quantities	Estimated unit costs (RMB)
A government-related enterprise	2018-2039	2.8 million m3/day*	2.21/ m	[3]
A government-related enterprise	2018-2023	541 million m3/year*	2.06/ m	[3]
	2018-2023	450 million m3/year*	2.06/ m	[3]
	2018-2023	541 million m3/year*	2.10/ m	[3]
	2018-2023	450 million m3/year*	2.27/ m	[3]
A government-related enterprise	2018-2026	200 million m3/year*	2.38/ m	[3]
Other suppliers	2018-2019	243 BBtu**/day	approximately 67,000/BBtu
	2020-2021	242 BBtu**/day	approximately 67,000/BBtu
	2022	248 BBtu**/day	approximately 67,000/BBtu
	2023	247.5~256.6BBtu**/day	approximately 67,000/BBtu
	2024-2028	49.9-81.5BBtu**/day	approximately 69,000/BBtu

As at 31 December 2016
	Periods	Purchase quantities	Estimated unit costs (RMB)
A government-related enterprise	2017-2039	2.8 million m3/day*	2.31/ m	[3]
A government-related enterprise	2017-2023	541 million m3/year*	2.16/ m	[3]
	2017-2023	450 million m3/year*	2.16/ m	[3]
Other suppliers	2017-2022	248BBtu**/day	approximately 63,000/BBtu
	2023	247.5-256.6BBtu**/day	approximately 63,000/BBtu
	2024-2028	49.9-59.0BBtu**/day	approximately 70,000/BBtu